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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|;   Amendment Number: ____

This Amendment (check only one):   |_| is a restatement.
                                   |_| adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:    University Capital Strategies Group, LLC
Address: #444 - 408 St. Peter Street
         St. Paul, MN 55102

Form 13F File Number: 28-11803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick J. Hess
Title: Chief Executive Officer
Phone: 651-251-0380

Signature, Place, and Date of Signing


         /s/ Patrick J. Hess                 St. Paul, Minnesota        11/10/06
-------------------------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $171,707
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                  TITLE                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
        NAME OF ISSUER          OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
Michaels Stores                    COM    594087108  $15,042.16  345,479   SH           SOLE               345,479
Maverick Tube Corp                 COM    577914104  $14,468.69  223,179   SH           SOLE               223,179
HCA Inc                            COM    404119109  $12,863.79  257,843   SH           SOLE               257,843
West Corp                          COM    952355105  $12,494.00  258,675   SH           SOLE               258,675
Excel Technology                   COM    30067T103  $12,458.04  421,022   SH           SOLE               421,022
Amerus Group Co                    COM    03072M108  $ 8,882.11  130,600   SH           SOLE               130,600
Intrawest Corp                     COM    460915200  $ 8,814.02  255,183   SH           SOLE               255,183
Aztar Corp.                        COM    054802103  $ 7,702.67  145,306   SH           SOLE               145,306
North Fork Bancorporation          COM    659424105  $ 6,282.43  218,900   SH           SOLE               218,900
Ryans Restaurant Group Inc         COM    783520109  $ 5,091.73  320,840   SH           SOLE               320,840
ATI Technologies                   COM    001941103  $ 4,880.00  227,400   SH           SOLE               227,400
Encore Medical Corp                COM    29256E109  $ 4,740.83  752,513   SH           SOLE               752,513
Andrx Corp                         COM    034553107  $ 4,666.13  191,000   SH           SOLE               191,000
Keyspan Corp                       COM    49337W100  $ 4,303.24  104,600   SH           SOLE               104,600
Inter Tel Inc                      COM    458372109  $ 3,973.08  183,854   SH           SOLE               183,854
Hector Communications Corp         COM    422730101  $ 3,636.44  100,956   SH           SOLE               100,956
International Displayworks         COM    459412102  $ 3,579.30  561,900   SH           SOLE               561,900
Stone Energy Corp                  COM    861642106  $ 3,238.40   80,000   SH           SOLE                80,000
Aramark Corp                       CLB    038521100  $ 3,170.40   96,482   SH           SOLE                96,482
McDonalds Corp                     COM    580135101  $ 3,129.60   80,000   SH           SOLE                80,000
MRO Software Inc                   COM    55347W105  $ 3,013.86  117,408   SH           SOLE               117,408
Kinder Morgan                      COM    49455P101  $ 2,726.10   26,000   SH           SOLE                26,000
Huntsman Corp                      COM    447011107  $ 2,126.35  107,636   SH           SOLE               107,636
NCO Group                          COM    628858102  $ 1,970.75   75,162   SH           SOLE                75,162
ADE Corp Mass                      COM    00089C107  $ 1,845.25   57,628   SH           SOLE                57,628
Intervideo Inc                     COM    46114Y101  $ 1,826.44  143,250   SH           SOLE               143,250
Inco Ltd                           COM    453258402  $ 1,815.23   23,800   SH           SOLE                23,800
Longview Fiber Co                  COM    543213102  $ 1,767.41   86,979   SH           SOLE                86,979
Riviera Holdings Corp              COM    769627100  $ 1,535.91   75,179   SH           SOLE                75,179
Giant Industries Inc               COM    374508109  $ 1,218.00   15,000   SH           SOLE                15,000
Pacific Energy Partners LP      COM UNIT  69422R105  $ 1,203.84   34,200   SH           SOLE                34,200
Chipotle Mexican Grill Inc         CLA    169656105  $ 1,192.08   24,000   SH           SOLE                24,000
Aames Investment Corp              COM    00253G108  $ 1,012.03  217,500   SH           SOLE               217,500
Watchguard Technologies            COM    941105108  $ 1,007.21  236,991   SH           SOLE               236,991
McData Corp                        CLB    580031102  $ 1,004.49  203,750   SH           SOLE               203,750
Blockbuster Inc                    CLB    093679207  $   786.13  222,700   SH           SOLE               222,700
Hummingbird Inc                    COM    44544R101  $   556.60   20,000   SH           SOLE                20,000
Reynolds & Reynolds Co             CLA    761695105  $   478.07   12,100   SH           SOLE                12,100
Micro Linear Corp                  COM    594850109  $   453.96  159,283   SH           SOLE               159,283
Republic Cos Group Inc             COM    760349100  $   316.09   15,900   SH           SOLE                15,900
Sizeler Property Investors Inc     COM    830137105  $   312.62   20,800   SH           SOLE                20,800
Zapata Corp                        COM    989070602  $   121.99   18,100   SH           SOLE                18,100